Warrant derivative liability	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrant derivative liability
Note 15 - Warrant derivative liability

Investor Warrants

On April 5, 2017, the Company entered into a Securities Purchase Agreement with certain unrelated investors to sell an aggregate of 434,783 shares of the Company’s ordinary shares and warrants to purchase up to an initial 326,087 of the Company’s ordinary shares with an initial exercise price of $2.75 per share. Warrants to purchase the Company’s ordinary shares were issued to investors in amount equal to 75% of the shares purchased by each investor under the Purchase Agreement.

On November 15, 2017, the Company consummated a private placement of the Company’s ordinary stock pursuant to a series of Stock Purchase Agreements, dated November 13, 2017. Under the Stock Purchase Agreements, the Company sold shares at a price of $0.80. As such, pursuant to Section 3(b) of the Warrants, the Company has determined that the Investor Warrants exercise price per share of ordinary stock shall be hereby adjusted to $1.00 and the number of shares of ordinary stock subject to the Investor Warrants shall be hereby increased to
896,739
shares, with an expiration date of April 4, 2021.

As of December 31, 2018, 721,836 Investor Warrants were outstanding, and their fair values were $253.
As of December 31, 2017, 896,739 Investor Warrants were outstanding, and their fair values were $615.

Placement Agent Warrants

In connected with the offering of the Company’s shares on April 5, 2017 (see above), the Company issued 34,783 warrants (the “Placement Agent Warrants”) to its placement agent (an amount equal to 8% of our ordinary shares sold to investors in the offering).

On November 15, 2017, as a result of the private placement of the Company’s ordinary stock pursuant to a series of Stock Purchase Agreements, and pursuant to Section 3(b) of the Warrants, the Company has determined that the Placement Agent Warrants exercise price per share of ordinary stock shall be hereby adjusted to $1.00 and the number of shares of ordinary stock subject to the Placement Agent Warrants shall be hereby increased to 95,653 shares, with an expiration date of April 4, 2021.

As of December 31, 2018, 95,653 Placement Agent Warrants were outstanding, and their fair values were $33. As of December 31, 2017, 95,653 Placement Agent Warrants were outstanding, and their fair values were $65.

The amount of $394, ($150)
and $nil was recognized as “Change in fair value of warrant derivative liability” in the consolidated statements of comprehensive loss for the year ended December 31, 2018, 2017 and 2016, respectively.

The Investor Warrants and Placement Agent Warrants are exercisable for a period of four years commencing from April 5, 2017.

Following is a summary of the warrant activity for the years ended December 31, 2018 and 2017:

	Number of Warrants	Average Exercise Price	Weighted Average Remaining Contractual Term in Years

Outstanding at January 1, 2017	-	$-	-
Exercisable at January 1, 2017	-	-	-
Granted*	992,392	1.00	4.00
Exercised /surrendered	-	-	-
Expired	-	-	-
Outstanding at December 31, 2017	992,392	$1.00	3.26
Exercisable at January 1, 2018	992,392	1.00	-
Granted	-	-	-
Exercised	174,903	1.39	-
Surrendered	-	-	-
Expired	-	-	-
Exercisable at December 31, 2018	817,489	$1.00	2.26

* After a price reset adjustment on November 15, 2017, Investor Warrants to purchase an initial 434,783 of the Company’s shares granted on April 5, 2017 have been adjusted to purchase 896,739 of the Company’s shares, and Placement Agent Warrants to purchase an initial 34,783 of the Company’s shares granted on April 5, 2017 have been adjusted to purchase 95,653 of the Company’s shares.